Taxes (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2024 USD ($)
Taxes [Line Items]
Profits tax rate	$ 7,330,266	$ 938,779	$ 7,388,467	$ 13,933,853
Percentage of income tax rate	10.30%	10.30%	14.90%	14.10%
Issued share capital	50.00%	50.00%
Profits tax		$ 3,000	$ 6,000	$ 10,000
Prepaid tax	$ 168,199		$ 722,140		$ 21,541
Hong Kong [Member]
Taxes [Line Items]
Legacy tax rate	16.50%	16.50%
Two-tier Profits Tax Rates [Member]
Taxes [Line Items]
Profits tax rate	$ 2,000,000
Two-tier Profits Tax Rates [Member] | Hong Kong [Member]
Taxes [Line Items]
Percentage of income tax rate	8.25%	8.25%